Net (loss) income per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss) income per share
22.	Net (loss) income per share
Basic and diluted net
(loss)
income per share for the year ended December 31, 2017, 2018 and 2019 are calculated as follow:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net (loss) income	(80,968)	(1,937,689)	468,173
Accretion to Preferred Shares redemption value	(19,842)	(71,628)	—
Deemed dividend to Series A Preferred Shareholders	—	(496,995)	—

Numerator for basic and diluted net (loss) income per share	(100,810)	(2,506,312)	468,173

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	100,000,000	166,828,435	214,811,862
—Diluted effect of share option	—	—	14,060,031
—Diluted effect of restricted share units	—	—	3,153,068
Denominator for diluted calculation	100,000,000	166,828,435	232,024,961
Net (loss) income per ordinary share
—Basic	(1.01)	(15.02)	2.18
—Diluted	(1.01)	(15.02)	2.02
Net (loss) income per ADS*
—Basic	(1.01)	(15.02)	2.18
—Diluted	(1.01)	(15.02)	2.02

*	Each ADS represents one Class A ordinary share.

The weighted average number of ordinary shares outstanding which could potentially dilute basic earnings per share in the future related to the share options and restricted share units under Huya 2017 Share Incentive Plan were 12,514,387 and 1,811,028 for the year ended December 31, 2018, respectively. The share options and restricted share units were excluded in the computation of diluted loss per share for the year ended December 31, 2018 because the inclusion of such share awards would be anti-dilutive.
The weighted average number of ordinary shares outstanding which could potentially dilute basic earnings per share in the future related to the share options under Huya 2017 Share Incentive Plan were 4,661,001 for the year ended December 31, 2017. The share options were excluded in the computation of diluted loss per share for the year ended December 31, 2017 because the inclusion of such share awards would be anti-dilutive.